Earnings per share (Details) - Entity [Domain] - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net income/(loss) attributable to shareholders
Income/(loss) from continuing operations	SFr 1,051	SFr 1,054	SFr (691)	SFr 2,105	SFr 153
Income/(loss) from discontinued operations, net of tax	0	0	(9)	0	6
Net income/(loss) attributable to shareholders	1,051	1,054	(700)	2,105	159
Preferred securities dividends					(28)
Net income attributable to shareholders for basic earnings per share	1,051	1,054	(700)	2,105	131
Available for common shares	1,029	1,028	(752)	2,059	79
Available for unvested share-based payment awards	22	26	52	46	52
Net income/(loss) attributable to shareholders for diluted earnings per share	1,051	1,054	(700)	2,105	131
Available for common shares	1,029	1,028	(752)	2,060	79
Available for unvested share-based payment awards	SFr 22	SFr 26	SFr 52	SFr 45	SFr 52
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,641.0	1,621.5	1,625.0	1,631.3	1,623.1
Dilutive share options and warrants (in shares)	0.9	1.0	0.0	0.9	0.7
Dilutive share awards (in shares)	44.6	30.8	0.0	37.7	2.6
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,686.5	1,653.3	1,625.0	1,669.9	1,626.4
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	21.8	41.3	68.3	31.6	81.9
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	SFr 0.63	SFr 0.63	SFr (0.45)	SFr 1.26	SFr 0.05
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.01)	0.00	0.00
Basic earnings/(loss) per share (in CHF per share)	0.63	0.63	(0.46)	1.26	0.05
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	0.61	0.62	(0.45)	1.23	0.05
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.01)	0.00	0.00
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.61	SFr 0.62	SFr (0.46)	SFr 1.23	SFr 0.05
Weighted-average potential dilutive common shares	7.2	9.2	8.8	8.2	8.9
Weighted-average share options and warrants (antidilutive)			1.3
Weighted-average share awards (antidilutive)			12.2